SoFi Social 50 ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 1.3%
The Boeing Co. (1)	895	$184,101

Airlines - 1.5%
American Airlines Group, Inc. (1)	6,374	94,207
Delta Air Lines, Inc. (1)	3,348	121,633
		215,840
Apparel - 0.4%
Nike, Inc. - Class A (2)	507	53,367

Auto Manufacturers - 20.7%
Ford Motor Co.	23,022	276,264
Lucid Group, Inc. (1)(2)	28,398	220,368
NIO, Inc. - Class C - ADR (1)	20,003	150,623
Rivian Automotive, Inc. - Class A (1)(2)	45,490	670,068
Tesla, Inc. (1)(2)	7,716	1,573,524
		2,890,847
Banks - 2.4%
NU Holdings Ltd. - Class A (1)	49,867	336,104

Beverages - 1.0%
The Coca-Cola Co.	2,430	144,974

Biotechnology - 0.7%
Moderna, Inc. (1)	726	92,717

Commercial Services - 2.1%
Block, Inc. - Class A (1)	2,663	160,819
PayPal Holdings, Inc. (1)(2)	2,152	133,402
		294,221
Computers - 9.5%
Apple, Inc.	7,472	1,324,412

Diversified Financial Services - 1.1%
Coinbase Global, Inc. - Class A (1)(2)	2,443	151,955

Entertainment - 3.0%
AMC Entertainment Holdings, Inc. (1)(2)	55,666	250,497
DraftKings, Inc. - Class A (1)(2)	7,390	172,483
		422,980
Food - 0.1%
Beyond Meat, Inc. (1)(2)	1,277	12,961

Healthcare - Products - 0.1%
GE HealthCare Technologies, Inc.	178	14,153

Insurance - 2.8%
Berkshire Hathaway, Inc. - Class A (1)	1,230	394,928

Internet - 20.5%
Airbnb, Inc. - Class A (1)(2)	1,544	169,485
Alibaba Group Holding Ltd. - ADR (1)	1,705	135,633
Alphabet, Inc. - Class A (1)	5,779	710,066
Amazon.com, Inc. (1)	5,832	703,222
Meta Platforms, Inc. - Class A (1)	2,192	580,266
Netflix, Inc. (1)	561	221,724
Shopify, Inc. - Class A (1)(2)	5,210	297,960
Snap, Inc. - Class A (1)	4,183	42,667
		2,861,023
Leisure Time - 1.2%
Carnival Corp. (1)(2)	12,790	143,631
Virgin Galactic Holdings, Inc. - Class A (1)(2)	8,428	29,161
		172,792
Media - 3.1%
The Walt Disney Co.	4,575	402,417
Warner Bros Discovery, Inc. (1)(2)	3,199	36,085
		438,502
Miscellaneous Manufacturers - 0.3%
General Electric Co.	426	43,252

Oil & Gas - 1.1%
Exxon Mobil Corp.	1,482	151,431

Pharmaceuticals - 1.8%
Johnson & Johnson	761	118,001
Pfizer, Inc. (2)	2,958	112,463
Tilray Brands, Inc. (1)(2)	16,361	27,323
		257,787
Retail - 6.3%
Costco Wholesale Corp.	579	296,193
GameStop Corp. (1)(2)	11,613	279,293
Starbucks Corp.	1,137	111,017
Target Corp. (2)	624	81,700
Walmart, Inc.	769	112,943
		881,146
Semiconductors - 8.8%
Advanced Micro Devices, Inc. (1)	3,347	395,649
NVIDIA Corp.	2,194	830,078
		1,225,727
Software - 8.5%
Microsoft Corp. (2)	2,002	657,437
Palantir Technologies, Inc. - Class A (1)(2)	33,120	487,195
Zoom Video Communications, Inc. - Class A (1)	593	39,808
		1,184,440
Telecommunications - 1.4%
AT&T, Inc.	10,269	161,531
Nokia Oyj - ADR (2)	8,398	33,676
		195,207
Total Common Stocks
(Cost $14,570,322)		13,944,867

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 4.970% (3)	9,260	9,260
Total Short-Term Investments
(Cost $9,260)		9,260

Investments Purchased with Collateral from Securities Lending - 32.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (3)	4,578,534	4,578,534
Total Investments Purchased with Collateral from Securities Lending
(Cost $4,578,534)		4,578,534

Total Investments in Securities - 132.5%
(Cost $19,158,116)		18,532,661
Liabilities in Excess of Other Assets - (32.5)%		(4,549,635)
Total Net Assets - 100.0%		$13,983,026

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $4,462,911 or 31.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Social 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$13,944,867	$–	$–	$13,944,867
Short-Term Investments	–	9,260	–	–	9,260
Investments Purchased With Collateral From Securities Lending (2)	4,578,534	–	–	–	4,578,534
Total Investments in Securities	$4,578,534	$13,954,127	$–	$–	$18,532,661

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.